UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marble Arch Investments, LP
Address: 645 Madison Avenue
         11th Floor
         New York, New York  10022

13F File Number:  028-12924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Scott McLellan
Title:     Manager of Marble Arch Investments GP, LLC
Phone:     212.230.1290

Signature, Place, and Date of Signing:

 /s/ Robert Scott McLellan     New York, New York/USA     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $554,403 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASCENT CAP GROUP INC           COM SER A        043632108    26986   532055 SH       SOLE                   532055
ENSCO PLC                      SPONSORED ADR    29358Q109    37536   800000 SH       SOLE                   800000
FLEETCOR TECHNOLOGIES INC      COM              339041105    35423  1185922 SH       SOLE                  1185922
GOLAR LNG LTD BERMUDA          SHS              G9456A100     1480    33301 SH       SOLE                    33301
GRACE W R & CO DEL NEW         COM              38388F108    57400  1250000 SH       SOLE                  1250000
JONES LANG LASALLE INC         COM              48020Q107    33693   550000 SH       SOLE                   550000
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    27081   315000 SH       SOLE                   315000
LEVEL 3 COMMUNICATIONS INC     COM NEW          52729N308    21238  1250000 SH       SOLE                  1250000
LEVEL 3 COMMUNICATIONS INC     NOTE 15.000% 1/1 52729NBM1     9170  8000000 PRN      SOLE                  8000000
LIBERTY GLOBAL INC             COM SER A        530555101    49236  1200000 SH       SOLE                  1200000
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    28287   550000 SH       SOLE                   550000
NRG ENERGY INC                 COM NEW          629377508    22197  1225000 SH       SOLE                  1225000
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106    25754   980000 SH       SOLE                   980000
SOLARWINDS INC                 COM              83416B109    30745  1100000 SH       SOLE                  1100000
TOWERS WATSON & CO             CL A             891894107     6015   100373 SH       SOLE                   100373
TRANSDIGM GROUP INC            COM              893641100    19136   200000 SH       SOLE                   200000
VALEANT PHARMACEUTICALS INTL   COM              91911K102    66533  1425000 SH       SOLE                  1425000
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    22424   800000 SH       SOLE                   800000
WABCO HLDGS INC                COM              92927K102    34069   785000 SH       SOLE                   785000